Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Depreciation expense	$ 1,018,000	$ 962,000	$ 1,068,000
Lease and rent expense	83,000	85,000	115,000
Lease agreements aggregate rentals 2013	75,000
Lease agreements aggregate rentals 2014	77,000
Lease agreements aggregate rentals 2015	75,000
Lease agreements aggregate rentals 2016	50,000
Lease agreements aggregate rentals 2017	50,000
Lease agreements aggregate rentals after 2017	$ 79,000